Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - GBP (£) £ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Specific Items [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Reduction in cost and accumulated depreciation due to disposal of fixed assets	£ 1.0	£ 0.4